UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	114.6%
DIVERSIFIED	13.9%
Colonial Properties Trust		676,200	$33,897,906
Entertainment Properties Trust		228,600	9,596,628
iStar Financial		430,500	16,479,540
Spirit Finance Corp.		1,030,300	12,569,660
Vornado Realty Trust		602,943	57,882,528
			130,426,262
HEALTH CARE	19.1%
Health Care Property Investors		1,113,500	31,623,400
Health Care REIT		969,625	36,942,712
Healthcare Realty Trust		354,800	13,262,424
Medical Properties Trust		202,800	2,190,240
Nationwide Health Properties		1,136,800	24,441,200
Senior Housing Properties Trust		639,600	11,576,760
Ventas		1,766,500	58,612,470
			178,649,206
HOTEL	4.6%
Ashford Hospitality Trust		398,900	4,946,360
DiamondRock Hospitality Co.		746,900	10,314,689
Hospitality Properties Trust		420,900	18,380,703
Strategic Hotels & Resorts		401,500	9,346,920
			42,988,672
INDUSTRIAL	2.4%
First Industrial Realty Trust		529,700	22,612,893
MORTGAGE	4.2%
Gramercy Capital Corp.		785,000	19,570,050
Newcastle Investment Corp.		817,828	19,562,446
			39,132,496

OFFICE	27.0%
American Financial Realty Trust		699,000	8,143,350
Brandywine Realty Trust		1,805,922	57,356,083
CarrAmerica Realty Corp.		142,200	6,343,542
Equity Office Properties Trust		1,420,400	47,697,032
Highwoods Properties		415,300	14,008,069
HRPT Properties Trust		833,100	9,780,594
Mack-Cali Realty Corp.		1,073,800	51,542,400
Maguire Properties		604,800	22,075,200
Reckson Associates Realty Corp.		794,100	36,385,662
			253,331,932
OFFICE/INDUSTRIAL	7.8%
Duke Realty Corp.		596,700	22,644,765
Liberty Property Trust		1,065,200	50,234,832
			72,879,597

RESIDENTIAL - APARTMENT	18.5%
American Campus Communities		293,789	$7,612,073
Apartment Investment & Management Co.		229,900	10,782,310
Archstone-Smith Trust		660,272	32,201,465
AvalonBay Communities		280,600	30,613,460
Camden Property Trust		366,600	26,413,530
Education Realty Trust		496,800	7,601,040
GMH Communities Trust		583,800	6,795,432
Home Properties		510,197	26,071,067
Mid-America Apartment Communities		309,400	16,939,650
United Dominion Realty Trust		310,600	8,864,524
			173,894,551
SELF STORAGE	2.5%
Extra Space Storage		448,600	7,711,434
Sovran Self Storage		107,500	5,934,000
U-Store-It Trust		498,100	10,036,715
			23,682,149

SHOPPING CENTER	14.6%
COMMUNITY CENTER	4.4%
Cedar Shopping Centers		535,800	8,487,072
Heritage Property Investment Trust		449,100	17,779,869
Inland Real Estate Corp.		308,400	5,030,004
Urstadt Biddle Properties—Class A		544,000	9,792,000
			41,088,945
REGIONAL MALL	10.2%
Glimcher Realty Trust		688,200	19,544,880
Macerich Co.		781,757	57,810,930
Mills Corp.		636,400	17,819,200
			95,175,010
TOTAL SHOPPING CENTER			136,263,955
TOTAL COMMON STOCK (Identified cost—$709,536,742)			1,073,861,713
PREFERRED STOCK	26.8%
DIVERSIFIED	5.7%
Colonial Properties Trust, 8.125%, Series D		64,900	1,687,400
Colonial Properties Trust, 7.62%, Series E		80,900	2,028,163
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible) (a)		1,671,000	36,060,180
Digital Realty Trust, 8.50%, Series A		122,000	3,087,820
Entertainment Properties Trust, 9.50%, Series A		50,000	1,272,000
Entertainment Properties Trust, 7.75%, Series B		128,000	3,123,200
iStar Financial, 7.80%, Series F		167,081	4,237,174
iStar Financial, 7.65%, Series G		90,400	2,271,752
			53,767,689
HEALTH CARE	0.3%
Health Care REIT, 7.625%, Series F		68,900	1,756,950
Omega Healthcare Investors, 8.375%, Series D		40,000	1,039,800
			2,796,750

		Number of Shares	Value

HOTEL	4.3%
FelCor Lodging Trust, 8.00%, Series C		104,300	$2,609,586
Highland Hospitality Corp., 7.875%, Series A		75,000	1,824,750
Host Marriott Corp., 10.00%, Series C		30,700	773,640
Innkeepers USA Trust, 8.00%, Series C		91,300	2,263,327
LaSalle Hotel Properties, 10.25%, Series A		1,000,000	25,720,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A(b)		132,200	3,354,575
Strategic Hotels & Resorts, 8.25%, Series B		45,000	1,131,750
Sunstone Hotel Investors, 8.00%, Series A		111,000	2,809,965
			40,741,343
INDUSTRIAL	0.3%
First Industrial Realty Trust, 7.25%, Series J		100,000	2,595,000
MORTGAGE	0.2%
Newcastle Investment Corp., 9.75%, Series B		56,000	1,458,800
OFFICE	3.0%
Brandywine Realty Trust, 7.375%, Series D		38,300	956,543
Cousins Properties, 7.50%, Series B		200,000	5,076,000
Highwoods Properties, 8.625%, Series A		13,195	14,514,500
HRPT Properties Trust, 8.75%, Series B		120,000	3,152,400
Kilroy Realty Corp., 7.50%, Series F		55,500	1,380,285
Maguire Properties, 7.625%, Series A		124,600	3,128,706
			28,208,434
OFFICE/INDUSTRIAL	0.0%
PS Business Parks, 7.60%, Series L		5,400	136,080
RESIDENTIAL	3.4%
APARTMENT	3.3%
Apartment Investment & Management Co., 10.00%, Series R		820,000	20,852,600
Associated Estates Realty Corp., 8.70%, Series B		80,800	2,060,400
Home Properties, 9.00%, Series F		196,000	5,037,200
Mid-America Apartment Communities, 8.30%, Series H		138,100	3,493,930
			31,444,130
MANUFACTURED HOME	0.1%
American Land Lease, 7.75%, Series A		22,000	543,400
TOTAL RESIDENTIAL			31,987,530

SHOPPING CENTER	9.6%
COMMUNITY CENTER	4.5%
Cedar Shopping Centers, 8.875%, Series A		61,000	1,635,715
Developers Diversified Realty Corp., 8.60%, Series F		1,039,400	26,504,700
Federal Realty Investment Trust, 8.50%, Series B		276,300	7,125,777
Urstadt Biddle Properties, 8.50%, Series C		24,000	2,616,000
Urstadt Biddle Properties, 7.50%, Series D		156,300	3,927,038
			41,809,230

FREE STANDING	0.1%
Commercial Net Lease Realty, 9.00%, Series A		25,000	$642,500
REGIONAL MALL	5.0%
CBL & Associates Properties, 8.75%, Series B		430,000	21,891,300
CBL & Associates Properties, 7.375%, Series D		297,000	7,543,800
Glimcher Realty Trust, 8.75%, Series F		35,000	892,500
Glimcher Realty Trust, 8.125%, Series G		40,000	1,012,000
Mills Corp., 9.00%, Series B		53,300	1,223,235
Mills Corp., 9.00%, Series C		158,600	3,624,010
Mills Corp., 8.75%, Series E		84,000	1,894,200
Mills Corp., 7.875%, Series G		275,600	5,870,280
Simon Property Group, 8.75%, Series F		20,000	506,400
Simon Property Group, 8.375%, Series J		14,000	903,000
Taubman Centers, 8.30%, Series A		72,094	1,810,280
			47,171,005
TOTAL SHOPPING CENTER			89,622,735
TOTAL PREFERRED STOCK (Identified cost—$241,864,481)			251,314,361

		Principal Amount	Value

COMMERCIAL PAPER	3.8%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$35,458,729)		$35,466,000	35,458,729

TOTAL INVESTMENTS (Identified cost—$986,859,952)	145.2%		1,360,634,803

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		10,077,308

LIQUIDATION VALUE OF PREFERRED SHARES	(46.3)%		(434,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $24.11 per share based on 38,856,074 shares of common stock outstanding)	100.0%		$936,712,111

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 410,000 shares segregated as collateral for interest rate swap transactions.

(b) Resale is restricted to qualified institutional investors; equals 0.4% of net assets applicable to common shares.

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Interest Rate Swaps

					Unrealized
	Notional	Fixed	Floating Rate(a)	Termination	Appreciation/
Counterparty	Amount	Rate	(reset monthly)	Date	(Depreciation)
Fleet Global Markets	$14,000,000	3.2120%	4.633%	October 2, 2008	$656,679
Merrill Lynch Derivative Products	$46,000,000	5.2100%	4.660%	April 5, 2007	(4,708)
Merrill Lynch Derivative Products	$46,000,000	5.5800%	4.660%	April 5, 2009	(488,825)
Royal Bank of Canada	$26,000,000	4.1370%	4.818%	May 26, 2010	998,601
Royal Bank of Canada	$14,000,000	3.6800%	4.793%	October 22, 2008	497,007
Royal Bank of Canada	$44,000,000	4.2580%	4.691%	March 10, 2009	1,418,327
UBS AG	$24,000,000	5.1200%	4.748%	April 15, 2007	25,140
UBS AG	$24,000,000	5.4950%	4.748%	April 15, 2009	(187,335)
					$2,914,886

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
Name: Adam M. Derechin			Name: Jay J. Chen
Title: President and principal			Title: Treasurer and principal
executive officer			financial officer

Date: May 26, 2006